Share-based Compensation (Details) (USD $)	12 Months Ended			12 Months Ended				1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2012 Restricted Stock Minimum	Dec. 31, 2012 Restricted Stock Maximum	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 2010 Plan	Nov. 25, 2011 2010 Plan Restricted Stock	Dec. 28, 2010 2010 Plan Restricted Stock	Dec. 31, 2012 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Maximum percentage of issued ordinary shares for grant of options as percentage of shares outstanding								5.00%			3.00%
Option granted in period (in shares)									17,711,500	15,000,000
Vesting period				2 years	4 years	1 year			3 years	3 years
Grant expiration period from the date of grant						10 years
Shares, outstanding						11,057,760	11,156,760
Shares, outstanding		16,771,005	38,169,245
Total unrecognized compensation expense related to unvested share-based compensation arrangements	$ 32,598,140
Expected weighted-average period that total unrecognized compensation expense related to unvested share-based compensation arrangements to be recognized	1 year 7 months 28 days